Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Purchase Price to Intangible Assets

In connection with the acquisition of SRM Entertainment, Limited (see Note xx below), the Company allocated the purchase price to intangible assets as follows:

Distribution Agreements	$437,300
Goodwill	941,937
$1,379,237

In connection with the acquisition of Magical Beasts (see Note 13 below), the Company allocated the purchase price to intangible assets as follows:

Tradenames & trademarks	$151,800
Customer base	651,220
Non-compete	154,500
Goodwill	308,690
$1,266,210
In connection with the acquisition of SRM Entertainment, Limited (see Note 13 below), the Company allocated the purchase price to intangible assets as follows:

Distribution Agreements	$437,300
Goodwill	941,937
$1,379,237